Summary of Significant Accounting Policies - Schedule of Finite Lived Intangible Assets Useful Lives (Detail)	12 Months Ended
Dec. 31, 2020
Domain names [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years
Purchased software and copyrights [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years
Purchased software and copyrights [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years